Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Total income		£ 7,253	£ 7,301
Credit impairment charges and other provisions		(156)	(656)
Net operating income		7,097	6,645
Operating expenses		(6,384)	(5,159)
Other net (expenses)/income		12	245
Profit before tax		725	1,731
Operating segments [member] | Corporate and investment bank [Member]
Disclosure of operating segments [line items]
Total income		5,373	5,384	[1]
Credit impairment charges and other provisions		182	(50)
Net operating income		5,555	5,334
Operating expenses		(3,628)	(3,779)
Other net (expenses)/income	[2]	8	115
Profit before tax		1,935	1,670
Operating segments [member] | Consumer, cards and payments [member]
Disclosure of operating segments [line items]
Total income		2,137	2,398	[1]
Credit impairment charges and other provisions		(343)	(575)
Net operating income		1,794	1,823
Operating expenses		(1,134)	(1,000)
Other net (expenses)/income	[2]	17	99
Profit before tax		677	922
Operating segments [member] | Barclays Non-core [member]
Disclosure of operating segments [line items]
Total income	[1],[3]		(527)
Credit impairment charges and other provisions			(30)
Net operating income			(557)
Operating expenses			(279)
Other net (expenses)/income	[2],[3]		197
Profit before tax			(639)
Head Office [member]
Disclosure of operating segments [line items]
Total income		(257)	46
Credit impairment charges and other provisions		5	(1)
Net operating income		(252)	45
Operating expenses		(1,622)	(101)
Other net (expenses)/income		(13)	(166)
Profit before tax		(1,887)	£ (222)
Certain legacy capital instrument funding costs		£ 176

[1]	£176m of certain legacy capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in H117
[2]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions

[3]	Barclays Non-Core segment was closed on 1 July 2017, with financial performance subsequently reported in CIB, H ead Office and the UK banking business